Earnings Per Common Share - Schedule of EPS (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator for EPS:
Net income	$ 8,479	$ 9,172	$ 866
Less: Net income (loss) attributable to noncontrolling interests	320	929	224
Net income (loss) attributable to Corebridge common shareholders	$ 8,159
Denominator for EPS:
Weighted average common shares outstanding - basic (in shares)	646,100,000
Dilutive common shares (in shares)	1,300,000
Weighted average common shares outstanding - diluted (in shares)	647,400,000
Basic:
Basic (in dollars per share)	$ 12.63
Diluted:
Diluted (in dollars per share)	$ 12.60
Number of shares excluded from diluted shares outstanding because the effect would have been anti-dilutive (in shares)	41,000
Common Stock Class A
Numerator for EPS:
Net income (loss) attributable to Corebridge common shareholders		$ 7,658	$ 578
Denominator for EPS:
Weighted average common shares outstanding - basic (in shares)		581,100,000	581,100,000
Weighted average common shares outstanding - diluted (in shares)		581,100,000	581,100,000
Basic:
Basic (in dollars per share)		$ 13.18	$ 1.00
Diluted:
Diluted (in dollars per share)		$ 13.18	$ 1.00
Common Stock Class B
Numerator for EPS:
Net income (loss) attributable to Corebridge common shareholders		$ 584	$ 64
Denominator for EPS:
Weighted average common shares outstanding - basic (in shares)		63,900,000	63,900,000
Weighted average common shares outstanding - diluted (in shares)		63,900,000	63,900,000
Basic:
Basic (in dollars per share)		$ 9.14	$ 1.00
Diluted:
Diluted (in dollars per share)		$ 9.14	$ 1.00